Note 12 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥5,407,802	¥6,460,898	¥5,503,750
Foreign	(268,810)	(267,564)	(76,590)
Total	¥5,138,992	¥6,193,334	¥5,427,160
Income taxes ―current:
Domestic	¥1,720,557	¥1,929,139	¥2,307,523
Foreign	(34,922)	5,277	11,700
Total	¥1,685,635	¥1,934,416	¥2,319,223
Income taxes ―deferred:
Domestic	¥181,088	¥255,992	¥(95,638)
Foreign	30,142	(6,877)	1,295
Total	¥211,230	¥249,115	¥(94,343)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Thousands of Yen
	2016		2017
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	–	¥620,755	–	¥1,222,283
Capital leases	¥130,365	–	¥158,928	–
Accrued expenses	933,947	–	877,107	–
Retirement and pension cost	1,102,215	–	1,107,885	–
Allowance for doubtful accounts	56,534	–	68,530	–
Depreciation	72,109	–	299,956	–
Net loss on other investments	205,373	–	172,942	–
Net operating loss carryforwards	947,031	–	636,012	–
Transactions in transit*	–	96,714	–	98,308
Impairment loss on telephone rights	67,102	–	68,405	–
Accrued enterprise tax	120,793	–	139,050	–
Asset retirement obligation	183,912	–	201,441	–
Deferred revenue	387,481	–	363,765	–
Customer relationships	–	1,058,578	–	957,202
Tax deduction of goodwill	–	791,377	–	805,738
Trademark	–	29,664	–	4,725
Investments in equity method investees	–	291,266	–	324,528
Investments in funds	83,818	–	89,732	–
Asset retirement cost	–	146,266	–	148,261
Other	329,491	68,941	336,429	93,374
Total	4,620,171	3,103,561	4,520,182	3,654,419
Valuation allowance	(627,693)	–	(559,567)	–

Total	¥3,992,478	¥3,103,561	¥3,960,615	¥3,654,419

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Amount computed by using normal Japanese statutory tax rate	¥1,844,898	¥2,074,767	¥1,720,410
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	76,258	93,262	88,633
Inhabitant tax—per capita	39,114	39,538	46,822
Change in valuation allowance	159,163	15,696	(68,126)
Tax effects on investments in equity method investees	19,650	48,368	34,549
Enterprise tax—not based on income	90,086	146,883	268,545
Tax rate change	51,788	23,183	7,954
Tax credit	(232,834)	(269,145)	5,000
Tax refund by loss carryback	(32,275)	–	–
Other—net	(118,983)	10,979	121,093
Income tax expense as reported	¥1,896,865	¥2,183,531	¥2,224,880